Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000027601 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027601 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027601 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000027601 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027601 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000027601 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027601 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027601 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027601 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027601 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027601 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027601 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027601 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027601 | India
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027601 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027601 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027601 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027601 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000027601 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027601 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027601 | Emerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027601 | Emerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027601 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027601 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027601 | Quasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027601 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027601 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027601 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027601 | Local Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027601 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027601 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027601 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000068506 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068506 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068506 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000068506 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000068506 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000068506 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000068506 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068506 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000068506 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000068506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000068506 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000068506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000068506 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000068506 | India
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068506 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068506 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068506 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068506 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000068506 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000068506 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000068506 | Emerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000068506 | Emerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068506 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068506 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000068506 | Quasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000068506 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068506 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068506 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068506 | Local Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000068506 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000068506 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068506 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027603 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027603 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027603 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000027603 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027603 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000027603 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027603 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027603 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027603 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027603 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027603 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027603 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027603 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027603 | India
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027603 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027603 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027603 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027603 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000027603 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027603 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027603 | Emerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027603 | Emerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027603 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027603 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027603 | Quasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027603 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027603 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027603 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027603 | Local Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027603 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027603 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027603 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000068509 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068509 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068509 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000068509 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000068509 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000068509 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000068509 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068509 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000068509 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000068509 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000068509 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000068509 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000068509 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000068509 | India
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068509 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068509 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068509 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068509 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000068509 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000068509 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000068509 | Emerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000068509 | Emerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068509 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068509 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000068509 | Quasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000068509 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068509 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068509 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068509 | Local Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000068509 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000068509 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068509 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135461 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135461 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135461 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000135461 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135461 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000135461 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135461 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135461 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135461 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135461 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135461 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135461 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135461 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135461 | India
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135461 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135461 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135461 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135461 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000135461 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000135461 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000135461 | Emerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135461 | Emerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135461 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135461 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135461 | Quasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135461 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135461 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135461 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135461 | Local Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135461 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135461 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135461 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%